Notes Payable, net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable, net

9. Notes Payable, net

The following table summarizes the Company’s debt outstanding, net of issuance costs (in thousands):

	December 31, 2020	June 30, 2021
		(unaudited)
2019 Loan and Security Agreement	$25,000	$—
Subordinated Note Purchase and Security Agreement	32,461	—
Paycheck Protection Program Loan	5,880	—
Principal Amount Due	63,341	—
Less: Unamortized debt issuance costs and discounts	(11,407)	—
Notes payable, net	$51,934	$—

Paycheck Protection Program Loan

In April 2020, the Company was granted a loan under the Paycheck Protection Program offered by the Small Business Administration under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), section 7(a)(36) of the Small Business Act for approximately $5,900,000. The loan was evidenced by a promissory note and bore interest at 1% with payments deferred for 10 months after the covered period of 24 weeks. Monthly payments of principal and interest of approximately $330,000 would have begun in September 2021 and continued through maturity in April 2022, if required. The loan was subject to partial or full forgiveness if the Company: used all proceeds for eligible purposes; maintained certain employment levels; and maintained certain compensation levels in accordance with and subject to the CARES Act and the rules, regulations and guidance. This loan was repaid in February 2021 and is no longer outstanding.

Subordinated Note Purchase and Security Agreement

In April 2020, the Company entered into that certain Note Purchase and Security Agreement (as amended, the “Note Purchase Agreement”) with us, as issuer, certain of our subsidiaries, as guarantors, and certain affiliates of Hudson Structured Capital Management (collectively, “Hudson”) with borrowings totaling $31.6 million through December 31, 2020 in the aggregate, along with $0.9 million of capitalized payment in kind (“PIK”) interest. The transaction further provided for additional funds up to $15.0 million over time, from Hudson, the timing of which was subject to reinsurance settlement timing. The outstanding principal under the Note Purchase Agreement was due in April 2025 and bore interest at the following rates: 2% per annum payable quarterly in arrears in cash, and a varying interest rate of 9.0% to 11.0% of PIK interest. The PIK interest was based on the aggregate outstanding principal balance as follows: (i) 11.0% if the outstanding balance was less than $5.0 million; (ii) 10.0% if the outstanding balance was greater than or equal to $5.0 million but less than $10.0 million; and (iii) 9.0% if the outstanding balance was greater than or equal to $10.0 million. PIK interest represents contractually deferred interest that is added to the principal balance outstanding and due at maturity. The loan was secured by substantially all assets of the Company. As of December 31, 2020, the outstanding principal and capitalized PIK interest on the Note Purchase Agreement was $32.5 million, along with $0.6 million of accrued PIK interest not subject to capitalization as of such date. The loan was able to be prepaid in an amount equal to the outstanding principal, accrued cash and PIK interest, and the end of term fee equal to 1% of the principal amount being prepaid. This loan was repaid in March 2021 and is no longer outstanding.

As part of the Note Purchase and Security Agreement, the Company issued warrants for up to 8,669,076 of Series E convertible preferred shares, which the Company estimated to have a fair value of $12.5 million at issuance which was recorded as a discount to the debt and was amortized to interest expense over the term of the debt. These warrants were exercised in February 2021 and are no longer outstanding.

2019 Loan and Security Agreement

In December 2019, the Company entered into a Loan and Security Agreement (the “2019 Loan and Security Agreement”) with a group of lenders for a term loan in the amount of $25.0 million. Minimum payments of interest were due monthly through December 2021. Beginning in January 2022, equal payments of principal would have been due monthly in an amount necessary to fully amortize the loan by June 5, 2024. An end of term payment of $0.6 million was due at maturity or date of any prepayment. At the time of origination, the lender was granted a warrant to purchase Series E convertible preferred stock, estimated to have a fair value of $0.5 million at issuance. The warrants were exercised in February 2021 and are no longer outstanding. The loan was secured by substantially all assets of the Company. The Company was required to obtain the lender’s consent regarding certain dispositions, and changes in business, management, or ownership including mergers and acquisitions, as more fully described in the 2019 Loan Agreement. The balance outstanding net of debt issuance costs for the 2019 Loan Agreement was $24.3 million as of December 31, 2020. The loan was prepaid in February 2021 and is no longer outstanding.

The loan was able to be prepaid in an amount equal to the outstanding principal, accrued interest, and the end of term fee, plus a prepayment charge of 3% if paid in the first year after the effective date, 2% if paid in the second year after the effective date, or 1% if prepaid after the second year subsequent to the effective date.

10. Notes Payable, net

The following table summarizes the Company’s debt outstanding, net of issuance costs (in thousands):

	December 31,
	2019	2020
2019 Loan and Security Agreement	25,000	25,000
Subordinated Note Purchase and Security Agreement	—	32,461
Paycheck Protection Program Loan	—	5,880
Principal Amount Due	25,000	63,341
Less: Unamortized debt issuance costs and discounts	(898)	(11,407)
Notes payable, net	$24,102	$51,934

Paycheck Protection Program Loan

In April 2020, the Company was granted a loan under the Paycheck Protection Program offered by the Small Business Administration under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), section 7(a)(36) of the Small Business Act for approximately $5,900,000. The loan was evidenced by a promissory note and bore interest at 1% with payments deferred for 10 months after the covered period of 24 weeks months. Monthly payments of principal and interest of approximately $330,000 would have begun in September 2021 and continued through maturity in April 2022, if required. The loan was subject to partial or full forgiveness if the Company: used all proceeds for eligible purposes; maintained certain employment levels; and maintained certain compensation levels in accordance with and subject to the CARES Act and the rules, regulations and guidance. This loan was repaid in February 2021 and is no longer outstanding (see Note 19).

Subordinated Note Purchase and Security Agreement

In April 2020, the Company entered into a subordinated debt transaction (the “Note Purchase and Security Agreement”) with Hudson Structured Capital Management and an affiliate (collectively, “Hudson”) with borrowings totaling $31.6 million through December 31, 2020 in the aggregate, along with $0.9 million of capitalized payment in kind (“PIK”) interest. The transaction further provided for additional funds up to $15.0 million over time, from Hudson, the timing of which was subject to reinsurance settlement timing. The outstanding principal under the Note Purchase and Security Agreement was due in April 2025 and bore interest at the following rates: 2% per annum payable quarterly in arrears in cash, and a varying interest rate of 9.0% to 11.0% of PIK interest. The PIK interest was based on the aggregate outstanding principal balance as follows: (i) 11.0% if the outstanding balance was less than $5.0 million; (ii) 10.0% if the outstanding balance was greater than or equal to $5.0 million but less than $10.0 million, and (iii) 9.0% if the outstanding balance was greater than or equal to $10.0 million. PIK interest represents contractually deferred interest that is added to the principal balance outstanding and due at maturity. The loan was secured by substantially all assets of the Company. As of December 31, 2020, the outstanding principal and capitalized PIK interest on the Note Purchase and Security Agreement was $32.5 million, along with $0.6 million of accrued PIK interest not subject to capitalization as of such date. This loan was repaid in March 2021 and is no longer outstanding (see Note 19).

As part of the Note Purchase and Security Agreement, the Company issued warrants for up to 8,669,076 of Series E convertible preferred shares, which the Company estimated to have a fair value of $12.5 million at issuance which was recorded as a discount to the debt and is being amortized to interest expense over the term of the debt. These warrants were exercised in February 2021 and are no longer outstanding (see Note 19).

2019 Loan and Security Agreement

In December 2019, the Company entered into a Loan and Security Agreement (the “2019 Loan and Security Agreement”) with a group of lenders for a term loan in the amount of $25.0 million. Minimum payments of interest were due monthly through December 2021. Beginning in January 2022, equal payments of principal would have been due monthly in an amount necessary to fully amortize the loan by June 5, 2024. An end of term payment of $0.6 million was due at maturity or date of any prepayment. At the time of origination, the lender was granted a warrant to purchase Series E convertible preferred stock, estimated to have a fair value of $0.5 million at issuance. The warrants were exercised in February 2021 and are no longer outstanding (see Note 19). The loan was secured by substantially all assets of the Company. The Company was required to obtain the lender’s consent regarding certain dispositions, and changes in business, management, or ownership including mergers and acquisitions, as more fully described in the 2019 Loan Agreement. The balance outstanding net of debt issuance costs for the 2019 Loan Agreement was $24.1 million and $24.3 million as of December 31, 2019 and 2020, respectively.

The loan was able to be prepaid in an amount equal to the outstanding principal, accrued interest, and the end of term fee, plus a prepayment charge of 3% if paid in the first year after the effective date, 2% if paid in the second year after the effective date, or 1% if prepaid after the second year subsequent to the effective date. The following table summarizes the principal amounts due on the Company’s outstanding debt as of December 31, 2020 (in thousands):

Year Ended December 31,	Amount
2021	$1,307
2022	14,573
2023	10,000
2024	5,000
2025	32,461
Thereafter	—
Total minimum principal payments	$63,341

This loan was prepaid in February 2021 and is no longer outstanding (see Note 19).